Income from operations - Employee benefit expenses (Detail Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit expenses [Line items]
Employee benefits expense	€ 5,824	€ 5,298	€ 5,638
Share-based compensation expenses [Member]
Employee benefit expenses [Line items]
Employee benefits expense	€ 122	€ 95	€ 82